Condensed Consolidated Statements of Income/(Loss) And Comprehensive Income/(Loss) (Unaudited) - USD ($)		6 Months Ended
		Sep. 30, 2021	Sep. 30, 2020
Income Statement [Abstract]
Revenues		$ 1,027,674	$ 3,860,501
Revenues generated from third parties		1,011,285	2,670,406
Revenue generated from related parties		16,389	1,190,095
Cost of revenues		(703,717)	(1,039,565)
Gross profit		323,957	2,820,936
Operating expenses:
Selling and marketing		(396,810)	(704,558)
General and administrative		(2,818,674)	(952,568)
Total operating expenses		(3,215,484)	(1,657,126)
Operating Income (Loss)		(2,891,527)	1,163,810
Other income (expenses):
Interest income (expense), net		69	(442,079)
Other income, net		125,414	894,543
Total other income, net		125,483	452,464
Income (Loss) before income taxes		(2,766,044)	1,616,274
Income tax provision		(325,780)	(235,016)
Net income (loss)		(3,091,824)	1,381,258
Other comprehensive income (loss):
Foreign currency translation adjustment		231,034	638,775
Comprehensive income (loss)		$ (2,860,790)	$ 2,020,033
Earnings per ordinary share
Basic and diluted (in Dollars per share)		$ (0.2)	$ 0.1
Weighted average number of ordinary shares outstanding
Basic and diluted (in Shares)	[1]	15,549,294	14,390,101

[1]	Retrospectively restated for effect of reverse stock split on February 22, 2021.